LEASES - Lease obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities included in the consolidated balance sheets
Current	$ 30,480	$ 40,305
Non-current	94,719	98,921
Total lease obligations	$ 125,199	$ 139,226